Other Operating Income - Summary of Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Net Trading And Other Income [Abstract]
Net losses on financial instruments designated at fair value through profit or loss	£ (68)	£ (26)		£ (102)
Net gains on financial instruments mandatorily at fair value through profit or loss	50	64		95
Hedge ineffectiveness	8	19		8
Net profit on sale of financial assets at fair value through other comprehensive income	6	17		15
Income from operating lease assets	136	126		124
Other	135	(64)		38
Other operating income (expense)	£ 267	£ 136	[1]	£ 178	[1]

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.